Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar. 01, 2020
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

J.P. MORGAN FUNDS

JPMorgan Global Allocation Fund

(the “Fund”)

(Class A, Class C and Class I Shares)

(a series of JPMorgan Trust I)

Supplement dated November 19, 2020

to the Summary Prospectus and the Prospectus dated March 1, 2020, as supplemented

Effective November 30, 2020, the following changes will be made to the Fund’s Summary Prospectus and the Prospectus:

The first paragraph of the “The Fund’s Past Performance” section is deleted in its entirety and replaced with the following:

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class I Shares has varied from year to year for the past eight calendar years. The table shows the average annual total returns for the past one year, five years and life of the Fund. The table compares that performance to the MSCI All Country World Index (net of foreign withholding taxes), the MSCI World Index, the Bloomberg Barclays Global Aggregate Index — Unhedged USD and the Global Allocation Composite Benchmark, comprised of 60% MSCI All Country World Index (net of foreign withholding taxes) and 40% Bloomberg Barclays Global Aggregate Index — Unhedged USD. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

Also, the “Average Annual Total Returns” table is deleted in its entirety and replaced with the following:

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2019)

	Past 1 Year	Past 5 Years	Life of Fund (since 05/31/2011)
CLASS I SHARES
Return Before Taxes	16.26%	6.12%	6.32%
Return After Taxes on Distributions	15.15	5.22	5.20
Return After Taxes on Distributions and Sale of Fund Shares	9.75	4.43	4.56

CLASS A SHARES
Return Before Taxes	10.75	4.87	5.48

CLASS C SHARES
Return Before Taxes	14.40	5.32	5.52

MSCI ALL COUNTRY WORLD INDEX[1]
(Net of Foreign Withholding Taxes)
(Reflects No Deduction for Fees, Expenses, or Taxes, Except Foreign Withholding Taxes)	26.60	8.41	8.01

MSCI WORLD INDEX[1]
(Net of Foreign Withholding Taxes)
(Reflects No Deduction for Fees, Expenses, or Taxes, Except Foreign Withholding Taxes)	27.67	8.74	8.83

BLOOMBERG BARCLAYS GLOBAL AGGREGATE INDEX- UNHEDGED USD
(Reflects No Deduction for Fees, Expenses, or Taxes)	6.84	2.31	1.75

GLOBAL ALLOCATION COMPOSITE BENCHMARK
(Reflects No Deduction for Fees, Expenses, or Taxes)	18.55	6.11	5.64

1	Effective 11/30/20, the Fund’s benchmark changed from the MSCI World Index to the MSCI All Country World Index to better reflect how the Fund is managed for comparison purposes.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

SUMMARY PROSPECTUS AND THE PROSPECTUS FOR FUTURE REFERENCE

J.P. MORGAN FUNDS

JPMorgan Global Allocation Fund

(the “Fund”)

(Class R2, Class R3, Class R4, Class R5 and Class R6 Shares)

(a series of JPMorgan Trust I)

Supplement dated November 19, 2020

to the Summary Prospectus and the Prospectus dated March 1, 2020, as supplemented

Effective November 30, 2020, the following changes will be made to the Fund’s Summary Prospectus and the Prospectus:

The first paragraph of the “The Fund’s Past Performance” section is deleted in its entirety and replaced with the following:

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class R2 Shares has varied from year to year for the past eight calendar years. The table shows the average annual total returns for the past one year, five years and life of the Fund. The table compares that performance to the MSCI All Country World Index (net of foreign withholding taxes), the MSCI World Index , the Bloomberg Barclays Global Aggregate Index — Unhedged USD and the Global Allocation Composite Benchmark, comprised of 60% MSCI All Country World Index (net of foreign withholding taxes) and 40% Bloomberg Barclays Global Aggregate Index — Unhedged USD. Performance shown for Class R3 Shares prior to its inception are based on Class A Shares (which are not offered in this prospectus). The actual returns for Class R3 Shares would have been lower than those shown because Class R3 Shares have higher expenses than Class A Shares. Performance shown for Class R4 Shares prior to its inception are based on Class I Shares (which are not offered in this prospectus). The actual returns for Class R4 Shares would have been lower than those shown because Class R4 Shares have higher expenses than Class I Shares. Performance shown for Class R5 Shares and Class R6 Shares prior to their inception are based on Class I Shares (which are not offered in this prospectus). The actual returns for Class R5 Shares and Class R6 Shares would have been different than those shown because Class R5 Shares and Class R6 Shares have different expenses than Class I Shares. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visitingwww.jpmorganfunds.com or by calling 1-800-480-4111.

Also, the “Average Annual Total Returns” table is deleted in its entirety and replaced with the following:

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2019)

	Past 1 Year	Past 5 Years	Life of Fund (since 05/31/2011)
CLASS R2 SHARES
Return Before Taxes	15.56%	5.54%	5.76%
Return After Taxes on Distributions	14.66	4.80	4.80
Return After Taxes on Distributions and Sale of Fund Shares	9.32	4.04	4.18

CLASS R3 SHARES
Return Before Taxes	15.80	5.81	6.03

CLASS R4 SHARES
Return Before Taxes	16.14	6.08	6.30

CLASS R5 SHARES
Return Before Taxes	16.29	6.12	6.32

CLASS R6 SHARES
Return Before Taxes	16.42	6.17	6.35

MSCI ALL COUNTRY WORLD INDEX[1]
(Net of Foreign Withholding Taxes)
(Reflects No Deduction for Fees, Expenses, or Taxes, Except Foreign Withholding Taxes)	26.60	8.41	8.01
MSCI WORLD INDEX[1]
(Net of Foreign Withholding Taxes)
(Reflects No Deduction for Fees, Expenses, or Taxes, Except Foreign Withholding Taxes)	27.67	8.74	8.83

BLOOMBERG BARCLAYS GLOBAL AGGREGATE INDEX- UNHEDGED USD
(Reflects No Deduction for Fees, Expenses, or Taxes)	6.84	2.31	1.75

GLOBAL ALLOCATION COMPOSITE BENCHMARK
(Reflects No Deduction for Fees, Expenses, or Taxes)	18.55	6.11	5.64

1	Effective 11/30/20, the Fund’s benchmark changed from the MSCI World Index to the MSCI All Country World Index to better reflect how the Fund is managed for comparison purposes.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

SUMMARY PROSPECTUS AND THE PROSPECTUS FOR FUTURE REFERENCE

A, C, I Shares | JPMorgan Global Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

J.P. MORGAN FUNDS

JPMorgan Global Allocation Fund

(the “Fund”)

(Class A, Class C and Class I Shares)

(a series of JPMorgan Trust I)

Supplement dated November 19, 2020

to the Summary Prospectus and the Prospectus dated March 1, 2020, as supplemented

Effective November 30, 2020, the following changes will be made to the Fund’s Summary Prospectus and the Prospectus:

The first paragraph of the “The Fund’s Past Performance” section is deleted in its entirety and replaced with the following:

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class I Shares has varied from year to year for the past eight calendar years. The table shows the average annual total returns for the past one year, five years and life of the Fund. The table compares that performance to the MSCI All Country World Index (net of foreign withholding taxes), the MSCI World Index, the Bloomberg Barclays Global Aggregate Index — Unhedged USD and the Global Allocation Composite Benchmark, comprised of 60% MSCI All Country World Index (net of foreign withholding taxes) and 40% Bloomberg Barclays Global Aggregate Index — Unhedged USD. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

Also, the “Average Annual Total Returns” table is deleted in its entirety and replaced with the following:

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2019)

	Past 1 Year	Past 5 Years	Life of Fund (since 05/31/2011)
CLASS I SHARES
Return Before Taxes	16.26%	6.12%	6.32%
Return After Taxes on Distributions	15.15	5.22	5.20
Return After Taxes on Distributions and Sale of Fund Shares	9.75	4.43	4.56

CLASS A SHARES
Return Before Taxes	10.75	4.87	5.48

CLASS C SHARES
Return Before Taxes	14.40	5.32	5.52

MSCI ALL COUNTRY WORLD INDEX[1]
(Net of Foreign Withholding Taxes)
(Reflects No Deduction for Fees, Expenses, or Taxes, Except Foreign Withholding Taxes)	26.60	8.41	8.01

MSCI WORLD INDEX[1]
(Net of Foreign Withholding Taxes)
(Reflects No Deduction for Fees, Expenses, or Taxes, Except Foreign Withholding Taxes)	27.67	8.74	8.83

BLOOMBERG BARCLAYS GLOBAL AGGREGATE INDEX- UNHEDGED USD
(Reflects No Deduction for Fees, Expenses, or Taxes)	6.84	2.31	1.75

GLOBAL ALLOCATION COMPOSITE BENCHMARK
(Reflects No Deduction for Fees, Expenses, or Taxes)	18.55	6.11	5.64

1	Effective 11/30/20, the Fund’s benchmark changed from the MSCI World Index to the MSCI All Country World Index to better reflect how the Fund is managed for comparison purposes.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

SUMMARY PROSPECTUS AND THE PROSPECTUS FOR FUTURE REFERENCE

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class I Shares has varied from year to year for the past eight calendar years. The table shows the average annual total returns for the past one year, five years and life of the Fund. The table compares that performance to the MSCI All Country World Index (net of foreign withholding taxes), the MSCI World Index, the Bloomberg Barclays Global Aggregate Index — Unhedged USD and the Global Allocation Composite Benchmark, comprised of 60% MSCI All Country World Index (net of foreign withholding taxes) and 40% Bloomberg Barclays Global Aggregate Index — Unhedged USD. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Fund’s Class I Shares has varied from year to year for the past eight calendar years. The table shows the average annual total returns for the past one year, five years and life of the Fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table compares that performance to the MSCI All Country World Index (net of foreign withholding taxes), the MSCI World Index, the Bloomberg Barclays Global Aggregate Index — Unhedged USD and the Global Allocation Composite Benchmark, comprised of 60% MSCI All Country World Index (net of foreign withholding taxes) and 40% Bloomberg Barclays Global Aggregate Index — Unhedged USD.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-480-4111
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jpmorganfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2019)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective 11/30/20, the Fund’s benchmark changed from the MSCI World Index to the MSCI All Country World Index to better reflect how the Fund is managed for comparison purposes.
A, C, I Shares | JPMorgan Global Allocation Fund | CLASS I SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	16.26%
Past 5 Years	rr_AverageAnnualReturnYear05	6.12%
Life of Fund	rr_AverageAnnualReturnSinceInception	6.32%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2011
A, C, I Shares | JPMorgan Global Allocation Fund | CLASS A SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	10.75%
Past 5 Years	rr_AverageAnnualReturnYear05	4.87%
Life of Fund	rr_AverageAnnualReturnSinceInception	5.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2011
A, C, I Shares | JPMorgan Global Allocation Fund | CLASS C SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	14.40%
Past 5 Years	rr_AverageAnnualReturnYear05	5.32%
Life of Fund	rr_AverageAnnualReturnSinceInception	5.52%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2011
A, C, I Shares | JPMorgan Global Allocation Fund | Return After Taxes on Distributions | CLASS I SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	15.15%
Past 5 Years	rr_AverageAnnualReturnYear05	5.22%
Life of Fund	rr_AverageAnnualReturnSinceInception	5.20%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2011
A, C, I Shares | JPMorgan Global Allocation Fund | Return After Taxes on Distributions and Sale of Fund Shares | CLASS I SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	9.75%
Past 5 Years	rr_AverageAnnualReturnYear05	4.43%
Life of Fund	rr_AverageAnnualReturnSinceInception	4.56%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2011
A, C, I Shares | JPMorgan Global Allocation Fund | MSCI ALL COUNTRY WORLD INDEX (Net of Foreign Withholding Taxes) (Reflects No Deduction for Fees, Expenses, or Taxes, Except Foreign Withholding Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	26.60%	[1]
Past 5 Years	rr_AverageAnnualReturnYear05	8.41%	[1]
Life of Fund	rr_AverageAnnualReturnSinceInception	8.01%	[1]
A, C, I Shares | JPMorgan Global Allocation Fund | MSCI WORLD INDEX (Net of Foreign Withholding Taxes) (Reflects No Deduction for Fees, Expenses, or Taxes, Except Foreign Withholding Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	27.67%	[1]
Past 5 Years	rr_AverageAnnualReturnYear05	8.74%	[1]
Life of Fund	rr_AverageAnnualReturnSinceInception	8.83%	[1]
A, C, I Shares | JPMorgan Global Allocation Fund | BLOOMBERG BARCLAYS GLOBAL AGGREGATE INDEX- UNHEDGED USD (Reflects No Deduction for Fees, Expenses, or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	6.84%
Past 5 Years	rr_AverageAnnualReturnYear05	2.31%
Life of Fund	rr_AverageAnnualReturnSinceInception	1.75%
A, C, I Shares | JPMorgan Global Allocation Fund | GLOBAL ALLOCATION COMPOSITE BENCHMARK (Reflects No Deduction for Fees, Expenses, or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	18.55%
Past 5 Years	rr_AverageAnnualReturnYear05	6.11%
Life of Fund	rr_AverageAnnualReturnSinceInception	5.64%
R2, R3, R4, R5, R6 Shares | JPMorgan Global Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

J.P. MORGAN FUNDS

JPMorgan Global Allocation Fund

(the “Fund”)

(Class R2, Class R3, Class R4, Class R5 and Class R6 Shares)

(a series of JPMorgan Trust I)

Supplement dated November 19, 2020

to the Summary Prospectus and the Prospectus dated March 1, 2020, as supplemented

Effective November 30, 2020, the following changes will be made to the Fund’s Summary Prospectus and the Prospectus:

The first paragraph of the “The Fund’s Past Performance” section is deleted in its entirety and replaced with the following:

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class R2 Shares has varied from year to year for the past eight calendar years. The table shows the average annual total returns for the past one year, five years and life of the Fund. The table compares that performance to the MSCI All Country World Index (net of foreign withholding taxes), the MSCI World Index , the Bloomberg Barclays Global Aggregate Index — Unhedged USD and the Global Allocation Composite Benchmark, comprised of 60% MSCI All Country World Index (net of foreign withholding taxes) and 40% Bloomberg Barclays Global Aggregate Index — Unhedged USD. Performance shown for Class R3 Shares prior to its inception are based on Class A Shares (which are not offered in this prospectus). The actual returns for Class R3 Shares would have been lower than those shown because Class R3 Shares have higher expenses than Class A Shares. Performance shown for Class R4 Shares prior to its inception are based on Class I Shares (which are not offered in this prospectus). The actual returns for Class R4 Shares would have been lower than those shown because Class R4 Shares have higher expenses than Class I Shares. Performance shown for Class R5 Shares and Class R6 Shares prior to their inception are based on Class I Shares (which are not offered in this prospectus). The actual returns for Class R5 Shares and Class R6 Shares would have been different than those shown because Class R5 Shares and Class R6 Shares have different expenses than Class I Shares. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visitingwww.jpmorganfunds.com or by calling 1-800-480-4111.

Also, the “Average Annual Total Returns” table is deleted in its entirety and replaced with the following:

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2019)

	Past 1 Year	Past 5 Years	Life of Fund (since 05/31/2011)
CLASS R2 SHARES
Return Before Taxes	15.56%	5.54%	5.76%
Return After Taxes on Distributions	14.66	4.80	4.80
Return After Taxes on Distributions and Sale of Fund Shares	9.32	4.04	4.18

CLASS R3 SHARES
Return Before Taxes	15.80	5.81	6.03

CLASS R4 SHARES
Return Before Taxes	16.14	6.08	6.30

CLASS R5 SHARES
Return Before Taxes	16.29	6.12	6.32

CLASS R6 SHARES
Return Before Taxes	16.42	6.17	6.35

MSCI ALL COUNTRY WORLD INDEX[1]
(Net of Foreign Withholding Taxes)
(Reflects No Deduction for Fees, Expenses, or Taxes, Except Foreign Withholding Taxes)	26.60	8.41	8.01

MSCI WORLD INDEX[1]
(Net of Foreign Withholding Taxes)
(Reflects No Deduction for Fees, Expenses, or Taxes, Except Foreign Withholding Taxes)	27.67	8.74	8.83

BLOOMBERG BARCLAYS GLOBAL AGGREGATE INDEX- UNHEDGED USD
(Reflects No Deduction for Fees, Expenses, or Taxes)	6.84	2.31	1.75

GLOBAL ALLOCATION COMPOSITE BENCHMARK
(Reflects No Deduction for Fees, Expenses, or Taxes)	18.55	6.11	5.64

1	Effective 11/30/20, the Fund’s benchmark changed from the MSCI World Index to the MSCI All Country World Index to better reflect how the Fund is managed for comparison purposes.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

SUMMARY PROSPECTUS AND THE PROSPECTUS FOR FUTURE REFERENCE

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class R2 Shares has varied from year to year for the past eight calendar years. The table shows the average annual total returns for the past one year, five years and life of the Fund. The table compares that performance to the MSCI All Country World Index (net of foreign withholding taxes), the MSCI World Index , the Bloomberg Barclays Global Aggregate Index — Unhedged USD and the Global Allocation Composite Benchmark, comprised of 60% MSCI All Country World Index (net of foreign withholding taxes) and 40% Bloomberg Barclays Global Aggregate Index — Unhedged USD. Performance shown for Class R3 Shares prior to its inception are based on Class A Shares (which are not offered in this prospectus). The actual returns for Class R3 Shares would have been lower than those shown because Class R3 Shares have higher expenses than Class A Shares. Performance shown for Class R4 Shares prior to its inception are based on Class I Shares (which are not offered in this prospectus). The actual returns for Class R4 Shares would have been lower than those shown because Class R4 Shares have higher expenses than Class I Shares. Performance shown for Class R5 Shares and Class R6 Shares prior to their inception are based on Class I Shares (which are not offered in this prospectus). The actual returns for Class R5 Shares and Class R6 Shares would have been different than those shown because Class R5 Shares and Class R6 Shares have different expenses than Class I Shares. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visitingwww.jpmorganfunds.com or by calling 1-800-480-4111.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Fund’s Class R2 Shares has varied from year to year for the past eight calendar years. The table shows the average annual total returns for the past one year, five years and life of the Fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table compares that performance to the MSCI All Country World Index (net of foreign withholding taxes), the MSCI World Index , the Bloomberg Barclays Global Aggregate Index — Unhedged USD and the Global Allocation Composite Benchmark, comprised of 60% MSCI All Country World Index (net of foreign withholding taxes) and 40% Bloomberg Barclays Global Aggregate Index — Unhedged USD.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-480-4111
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jpmorganfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2019)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective 11/30/20, the Fund’s benchmark changed from the MSCI World Index to the MSCI All Country World Index to better reflect how the Fund is managed for comparison purposes.
R2, R3, R4, R5, R6 Shares | JPMorgan Global Allocation Fund | CLASS R2 SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	15.56%
Past 5 Years	rr_AverageAnnualReturnYear05	5.54%
Life of Fund	rr_AverageAnnualReturnSinceInception	5.76%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2011
R2, R3, R4, R5, R6 Shares | JPMorgan Global Allocation Fund | CLASS R3 SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	15.80%
Past 5 Years	rr_AverageAnnualReturnYear05	5.81%
Life of Fund	rr_AverageAnnualReturnSinceInception	6.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2011
R2, R3, R4, R5, R6 Shares | JPMorgan Global Allocation Fund | CLASS R4 SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	16.14%
Past 5 Years	rr_AverageAnnualReturnYear05	6.08%
Life of Fund	rr_AverageAnnualReturnSinceInception	6.30%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2011
R2, R3, R4, R5, R6 Shares | JPMorgan Global Allocation Fund | CLASS R5 SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	16.29%
Past 5 Years	rr_AverageAnnualReturnYear05	6.12%
Life of Fund	rr_AverageAnnualReturnSinceInception	6.32%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2011
R2, R3, R4, R5, R6 Shares | JPMorgan Global Allocation Fund | CLASS R6 SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	16.42%
Past 5 Years	rr_AverageAnnualReturnYear05	6.17%
Life of Fund	rr_AverageAnnualReturnSinceInception	6.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2011
R2, R3, R4, R5, R6 Shares | JPMorgan Global Allocation Fund | Return After Taxes on Distributions | CLASS R2 SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	14.66%
Past 5 Years	rr_AverageAnnualReturnYear05	4.80%
Life of Fund	rr_AverageAnnualReturnSinceInception	4.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2011
R2, R3, R4, R5, R6 Shares | JPMorgan Global Allocation Fund | Return After Taxes on Distributions and Sale of Fund Shares | CLASS R2 SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	9.32%
Past 5 Years	rr_AverageAnnualReturnYear05	4.04%
Life of Fund	rr_AverageAnnualReturnSinceInception	4.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2011
R2, R3, R4, R5, R6 Shares | JPMorgan Global Allocation Fund | MSCI ALL COUNTRY WORLD INDEX (Net of Foreign Withholding Taxes) (Reflects No Deduction for Fees, Expenses, or Taxes, Except Foreign Withholding Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	26.60%	[1]
Past 5 Years	rr_AverageAnnualReturnYear05	8.41%	[1]
Life of Fund	rr_AverageAnnualReturnSinceInception	8.01%	[1]
R2, R3, R4, R5, R6 Shares | JPMorgan Global Allocation Fund | MSCI WORLD INDEX (Net of Foreign Withholding Taxes) (Reflects No Deduction for Fees, Expenses, or Taxes, Except Foreign Withholding Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	27.67%	[1]
Past 5 Years	rr_AverageAnnualReturnYear05	8.74%	[1]
Life of Fund	rr_AverageAnnualReturnSinceInception	8.83%	[1]
R2, R3, R4, R5, R6 Shares | JPMorgan Global Allocation Fund | BLOOMBERG BARCLAYS GLOBAL AGGREGATE INDEX- UNHEDGED USD (Reflects No Deduction for Fees, Expenses, or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	6.84%
Past 5 Years	rr_AverageAnnualReturnYear05	2.31%
Life of Fund	rr_AverageAnnualReturnSinceInception	1.75%
R2, R3, R4, R5, R6 Shares | JPMorgan Global Allocation Fund | GLOBAL ALLOCATION COMPOSITE BENCHMARK (Reflects No Deduction for Fees, Expenses, or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	18.55%
Past 5 Years	rr_AverageAnnualReturnYear05	6.11%
Life of Fund	rr_AverageAnnualReturnSinceInception	5.64%

[1]	Effective 11/30/20, the Fund’s benchmark changed from the MSCI World Index to the MSCI All Country World Index to better reflect how the Fund is managed for comparison purposes.